N-2 - USD ($)				3 Months Ended
		Jan. 10, 2025	Jan. 06, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001276533
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Nuveen Floating Rate Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Offering Costs Borne by the Common Shareholders of the Fund (as a percentage of common net assets including proceeds of the offering)(1)	0.09%
Offering Costs (as a percentage of the proceeds of the offering)(1)	0.55%
Dividend Reinvestment Plan Fees(2)	$2.50

(1)	Total offering costs are estimated to be $1,260,000, which assumes that the Rights offering is fully subscribed and includes the fee payable to the Rights Offering Consultant for its services equal to 0.75% of the gross proceeds of the Rights offering, such fee not to exceed $750,000. The offering expenses will be borne by the Fund and indirectly by all of the Fund's Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the Common Shares.
(2)	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.

Dividend Reinvestment and Cash Purchase Fees	[1]	$ 2.50
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.09%
Other Transaction Expense 2 [Percent]	[2]	0.55%
Annual Expenses [Table Text Block]
As a Percentage of Net Assets Attributable to Common Shares(3)
Annual Expenses
Management Fees	1.25%
Interest and Other Related Expenses(4)	4.08%
Other Expenses(5)	0.19%
Total Annual Expenses	5.52%

(3)	Stated as percentages of average net assets attributable to Common Shares for the fiscal year ended July 31, 2024.
(4)	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the fiscal year ended July 31, 2024. The types of leverage used by the Fund for the fiscal year ended July 31, 2024 are described in the Fund Leverage and the Notes to Financial Statements sections of the annual report. Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund's interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund's use of leverage will increase the amount of management fees paid to the Fund's adviser and sub-advisor(s).
(5)	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.

Management Fees [Percent]	[3]	1.25%
Interest Expenses on Borrowings [Percent]	[3],[4]	4.08%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[5]	0.19%
Total Annual Expenses [Percent]	[3]	5.52%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses, including the estimated offering costs, that a Common Shareholder would pay on a $1,000 investment held for the time periods provided in the table, assuming a 5% annual total return. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Total Expenses, as provided above, remain the same.[1]

1 Year	3 Years	5 Years	10 Years
$60	$169	$276	$540

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

(1)	The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[6]	$ 60
Expense Example, Years 1 to 3	[6]	169
Expense Example, Years 1 to 5	[6]	276
Expense Example, Years 1 to 10	[6]	$ 540
Purpose of Fee Table , Note [Text Block]

The purpose of the table and the example below is to help you understand all fees and expenses that you, as a shareholder of Common Shares (“Common Shareholder”), would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Shares, and not as a percentage of total assets or Managed Assets.

Other Transaction Fees, Note [Text Block]		Total offering costs are estimated to be $1,260,000, which assumes that the Rights offering is fully subscribed and includes the fee payable to the Rights Offering Consultant for its services equal to 0.75% of the gross proceeds of the Rights offering, such fee not to exceed $750,000. The offering expenses will be borne by the Fund and indirectly by all of the Fund's Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the Common Shares.
Other Expenses, Note [Text Block]		Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

TRADING AND NET ASSET VALUE INFORMATION

The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Shares were trading as of such date. The Fund’s Common Shares have historically traded both at premiums and discounts in relation to the Fund’s NAV per share. The Fund cannot predict whether its Common Shares will trade at a premium or discount to NAV in the future. The Board of Trustees has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at NAV, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

First Quarter End	Closing Market Price per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price
	High	Low	High	Low	High	Low
October 2024	$9.00	$8.36	$9.28	$9.17	(3.02)%	(8.83)%
July 2024	$8.85	$8.63	$9.30	$9.26	(4.84)%	(6.80)%
April 2024	$8.80	$8.45	$9.35	$9.25	(5.88)%	(8.65)%
January 2024	$8.45	$7.94	$9.26	$9.03	(8.75)%	(12.07)%
October 2023	$8.26	$7.65	$9.21	$9.05	(10.31)%	(15.47)%
July 2023	$8.21	$7.74	$9.09	$9.06	(9.68)%	(14.57)%
April 2023	$8.72	$7.73	$9.37	$8.99	(6.94)%	(14.02)%
January 2023	$8.57	$7.92	$9.19	$9.02	(6.75)%	(12.20)%
October 2022	$9.18	$7.84	$9.68	$8.99	(5.17)%	(12.79)%

The NAV per Common Share, the market price and percentage of premium/(discount) to NAV per Common Share on January 6, 2025, was $9.25, $9.02, and (2.49)%, respectively. As of January 6, 2025, the Fund had 134,056,187 Common Shares outstanding, and net assets applicable to Common Shares of $1,239,521,264. See “Repurchase of Fund Shares; Conversion to Open-End Fund” in the accompanying prospectus.

Lowest Price or Bid				$ 8.36	$ 8.63	$ 8.45	$ 7.94	$ 7.65	$ 7.74	$ 7.73	$ 7.92	$ 7.84
Highest Price or Bid				9.00	8.85	8.80	8.45	8.26	8.21	8.72	8.57	9.18
Lowest Price or Bid, NAV				9.17	9.26	9.25	9.03	9.05	9.06	8.99	9.02	8.99
Highest Price or Bid, NAV				$ 9.28	$ 9.30	$ 9.35	$ 9.26	$ 9.21	$ 9.09	$ 9.37	$ 9.19	$ 9.68
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(3.02%)	(4.84%)	(5.88%)	(8.75%)	(10.31%)	(9.68%)	(6.94%)	(6.75%)	(5.17%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(8.83%)	(6.80%)	(8.65%)	(12.07%)	(15.47%)	(14.57%)	(14.02%)	(12.20%)	(12.79%)
Common Shares [Member]
General Description of Registrant [Abstract]
Share Price			$ 9.02
NAV Per Share			$ 9.25
Latest Premium (Discount) to NAV [Percent]			(2.49%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			134,056,187
Common Shares Adjusted for Offering [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 9.12
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			160,967,425

[1]	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.
[2]	Total offering costs are estimated to be $1,260,000, which assumes that the Rights offering is fully subscribed and includes the fee payable to the Rights Offering Consultant for its services equal to 0.75% of the gross proceeds of the Rights offering, such fee not to exceed $750,000. The offering expenses will be borne by the Fund and indirectly by all of the Fund's Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the Common Shares.
[3]	Stated as percentages of average net assets attributable to Common Shares for the fiscal year ended July 31, 2024.
[4]	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the fiscal year ended July 31, 2024. The types of leverage used by the Fund for the fiscal year ended July 31, 2024 are described in the Fund Leverage and the Notes to Financial Statements sections of the annual report. Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund's interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund's use of leverage will increase the amount of management fees paid to the Fund's adviser and sub-advisor(s).
[5]	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
[6]	The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.